Pension and other post-retirement benefits - Expected Benefit Payments (Detail) CAD in Thousands	Dec. 31, 2016 CAD
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2017	CAD 20,650
2018	17,486
2019	18,291
2020	19,111
2021	20,139
2022-2026	116,146
Post Retirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
2017	3,692
2018	3,818
2019	4,033
2020	4,548
2021	4,833
2022-2026	CAD 27,708